ADVANCED SERIES TRUST

AST Western Asset Core Plus Bond Portfolio

Supplement dated January 20, 2022 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Western Asset Core Plus Bond Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

New Subadvisory Arrangements, Strategy Changes and Name Change

The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) adding PGIM Fixed Income, a business unit of PGIM, Inc., PGIM Limited, and Wellington Management Company LLP as subadvisers to the Portfolio, to serve alongside Western Asset Management Company, LLC and Western Asset Management Company Limited (collectively, Western Asset); (ii) changing the name of the Portfolio to the "AST Core Fixed Income Portfolio"; (iii) revising the investment strategy of the Portfolio; and (iv) amending the investment management agreement among the Trust, PGIM Investments LLC, and AST Investment Services, Inc. to reflect a reduced contractual management fee rate for the Portfolio. These changes are expected to become effective on February 14, 2022.

To reflect these changes, the SAI relating to the Portfolio is hereby revised as follows, effective February 14, 2022:

A.All references in the SAI to "AST Western Asset Core Plus Bond Portfolio" are hereby changed to "AST Core Fixed Income Portfolio."

B.The table in Part I of the SAI entitled "Management Fee Rates" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Management Fee Rates
Portfolio	Contractual Fee Rate
AST Core Fixed Income Portfolio(3)	0.4825% of average daily net assets to $300 million;
0.4725% on next $200 million of average daily net assets;
0.4625% on next $250 million of average daily net assets;
0.4525% on next $2.5 billion of average daily net assets;
0.4425% on next $2.75 billion of average daily net assets;
0.4125% on next $4 billion of average daily net assets;
0.3925% over $10 billion of average daily net assets

(3) Prior to February 14, 2021, the contractual management fee rate was: 0.5325% of average daily net assets to $300 million; 0.5225% on next $200 million of average daily net assets; 0.5125% on next $250 million of average daily net assets; 0.5025% on next $2.5 billion of average daily net assets; 0.4925% on next $2.75 billion of average daily net assets; 0.4625% on next $4 billion of average daily net assets; 0.4425% over $10 billion of average daily net assets.

C.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Core Fixed Income Portfolio	The Manager has contractually agreed to waive 0.0404% of its investment management fee through June 30, 2023. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.68% of the
Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

D.The table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate
AST Core Fixed	PGIM, Inc. / PGIM Limited	0.150% of average daily net assets on the first $500 million;
Income Portfolio		0.120% of average daily net assets on the next $500 million;
0.100% of average daily net assets over $1 billion
	Wellington Management Company	0.115% of average daily net assets on the first $1 billion;
	LLP	0.090% of average daily net assets on the next $2 billion;
0.080% of average daily net assets over $3 billion
	Western Asset Management	0.225% of average daily net assets on the first $300 million;
	Company, LLC / Western Asset	0.150% of average daily net assets on the next $1.7 billion;
	Management Company Limited	0.100% of average daily net assets over $2 billion.

E.The section in Part I of the SAI entitled "Aggregation Notes to Subadviser Fee Rate Table" is hereby revised by replacing the information pertaining to Western Asset with the information set forth below:

Western Asset Management Company, LLC (Western Asset) and Western Asset Management Company Limited (WAML): For purposes of calculating the subadvisory fee payable to Western Asset with respect to the AST Core Fixed Income Portfolio, the assets managed by Western Asset in the AST Core Fixed Income Portfolio will be aggregated with the assets managed by WAML in the AST Core Fixed Income Portfolio. For purposes of calculating the subadvisory fee payable to WAML with respect to the AST Core Fixed Income Portfolio, the assets managed by WAML in the AST Core Fixed Income Portfolio will be aggregated with the assets managed by Western Asset in the AST Core Fixed Income Portfolio.

For purposes of calculating the subadvisory fee payable to Western Asset Asset with respect to the AST Western Asset Emerging Markets Debt Portfolio, the assets managed by Western Asset in the AST Western Asset Emerging Markets Debt Portfolio will be aggregated with the assets managed by WAML in the AST Western Asset Emerging Markets Debt Portfolio. For purposes of calculating the subadvisory fee payable to WAML with respect to the AST Western Asset Emerging Markets Debt Portfolio, the assets managed by WAML in the AST Western Asset Emerging Markets Debt Portfolio will be aggregated with the assets managed by Western Asset in the AST Western Asset Emerging Markets Debt Portfolio.

The assets of the AST Core Fixed Income Portfolio are aggregated with the assets of certain insurance company separate accounts managed by Western Asset, WAML or their affiliates for the Retirement business of Prudential and its affiliates (Other Accounts) to determine the fees payable to Western Asset, WAML or their affiliates for the Other Accounts. The assets of the Other Accounts are not aggregated with the assets of the AST Core Fixed Income Portfolio to determine the fees paid to Western Asset and WAML for the AST Core Fixed Income Portfolio.

F.The table in Part I of the SAI under "PORTFOLIO MANAGERS: OTHER ACCOUNTS" pertaining to the Portfolio is hereby replaced with the following:

AST Core Fixed Income Portfolio

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment		of Portfolio
		Companies*	Vehicles*		Securities*
PGIM	Rick Babich	12/ $11.2 billion	None	None	None
Investments
LLC
	Todd Kerin	9/$58.0 billion	None	None	None
PGIM, Inc./	Michael J.	23/$89.3 billion	14/$28.8 billion	98/$62.7 billion	None
PGIM Limited	Collins		1/$872.3 million	4/$1.3 billion
	Richard	37/$94.9 billion	15/$29.0 billion	98/$62.7 billion	None
	Piccirillo		1/$872.3 million	4/$1.3 billion

AST Core Fixed Income Portfolio

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment		of Portfolio
		Companies*	Vehicles*		Securities*
	Gregory Peters	38/$94.0 billion	19/$42.5 billion	110/$71.1 billion	None
			1/$872.3 million	4/$1.3 billion
	Lindsay Rosner	37/$94.9 billion	15/$29.0 billion	98/$62.7 billion	None
			1/$872.3 million	4/$1.3 billion
Wellington	Joseph F.	21/ $38.7 billion	28/ $12.1 billion	75/ $37.2 billion	None
Management	Marvan, CFA
Company LLP
	Campe	18/ $13.1 billion	21/ $8.8 billion	47/ $18.6 billion	None
Goodman, CFA
	Robert D. Burn,	18/ $13.0 billion	17/ $6.91 billion	47/ $18.6 billion	None
CFA
Western Asset	S. Kenneth	94/ $172.4 billion	337/ $87.4 billion	581/ $ 220.8 billion	None
Management	Leech
Company, LLC
/Western Asset
Management
Company
Limited
	Mark S.	26/ $87.3 billion	23/ $16.0 billion	186/ $67.0 billion	None
Lindbloom
	Julien A.	18/ $80.7 billion	18/ $12.5 billion	175/ $62.4 billion	None
Scholnick
	John Bellows	18/ $77.9 billion	19/ $12.6 billion	179/ $63.9 billion	None
	Frederick Marki	22/ $81.1 billion	23/ $15.9 billion	187/ $70.0 billion	None

* Information is as of September 30, 2021.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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